Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 96,230,634	$ 51,745,841	$ 4,889
Weighted average interest rate	5.20%	4.00%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 67,365,810	$ 28,994,496
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	28,852,364	22,714,383
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 12,460	$ 36,962